CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 29,834	$ 29,550
Accounts receivable, net	20,771	8,030
Prepaid expenses and other current assets	5,247	12,003
Total Current Assets	55,852	49,583
Other Assets	8,060	7,694
TOTAL ASSETS	63,912	57,277
Current Liabilities
Accounts payable and accrued expenses	670,554	627,830
Due to related parties	568,182	498,682
Total Current Liabilities	1,238,736	1,126,512
Long term Liabilities
Related party loans	1,591,740	1,556,469
Notes & loans payable	166,575	307,392
Total Long term Liabilities	1,758,315	1,863,861
Total Liabilities	2,997,051	2,990,373
STOCKHOLDERS' (DEFICIT)
Preferred stock, no par value, 10,000,000 shares authorized, no shares issued or outstanding
Common stock, $0.001 par value, 75,000,000 shares authorized, 26,245,038 and 24,732,834 shares issued and outstanding at March 31, 2012 and December 31, 2011, respectively	26,245	24,733
Additional paid in capital	3,866,555	3,223,658
(Deficit) accumulated during the development stage	(6,825,939)	(6,181,487)
Total Stockholders' (Deficit)	(2,933,139)	(2,933,096)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT)	$ 63,912	$ 57,277